Segment Information - Schedule of reportable segments gross margin to net income (loss) before taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reportable segment revenue:
Revenue from external customers	$ 280,678	$ 259,171	$ 213,243
Reconciling Items:
Acquisition-related costs		(78)	(21,198)
Selling, general, and administrative	(100,346)	(67,452)	(87,429)
Depreciation and amortization	(252,354)	(107,950)	(26,324)
Change in fair value of Bitcoin	184,734
Change in fair value of derivative asset	6,721	71,418	12,112
Power curtailment credits	71,215	27,345	6,514
Change in fair value of contingent consideration		159	(975)
Realized gain on sale of Bitcoin		30,346	253
(Loss) gain on sale/exchange of equipment	(5,336)	16,281
Casualty-related (charges) recoveries, net	5,974	(9,688)
Impairment of Bitcoin		(147,365)	(43,973)
Impairment of goodwill		(335,648)
Impairment of miners		(55,544)
Interest income (expense)	8,222	454	(296)
Realized loss on sale of marketable equity securities		(8,996)
Unrealized gain (loss) on marketable equity securities			(13,655)
Other income (expense)	260	(59)	2,378
Current income tax benefit (expense)	48	(789)	(254)
Deferred income tax benefit (expense)	5,045	12,538
Realized gain on sale/exchange of long-term investment			26,260
Net income (loss)	(54,565)	(521,302)	(15,183)
Operating Segments [Member]
Reportable segment revenue:
Revenue from external customers	416,252	344,043	214,330
Less: Segment cost of revenue	387,049	(271,380)	(82,862)
Segment gross profit (loss)	29,203	72,663	131,468
Intersegment Eliminations [Member]
Reportable segment revenue:
Revenue from external customers	135,574	84,872	1,087
Segment gross profit (loss)	(2,858)	(7,188)	(318)
Bitcoin Mining [Member]
Reportable segment revenue:
Revenue from external customers	188,996	156,870	184,422
Bitcoin Mining [Member] | Operating Segments [Member]
Reportable segment revenue:
Revenue from external customers	188,996	156,870	184,422
Less: Segment cost of revenue	134,516	(84,897)	(45,513)
Segment gross profit (loss)	54,480	71,973	138,909
Engineering [Member]
Reportable segment revenue:
Revenue from external customers	64,303	65,342	4,178
Engineering [Member] | Operating Segments [Member]
Reportable segment revenue:
Revenue from external customers	72,825	85,358	5,265
Less: Segment cost of revenue	66,277	(70,283)	(4,351)
Segment gross profit (loss)	6,548	15,075	914
Engineering [Member] | Intersegment Eliminations [Member]
Reportable segment revenue:
Revenue from external customers	8,522	20,016	1,087
Other revenue [Member]
Reportable segment revenue:
Revenue from external customers	27,379	36,959	24,643
Less: Segment cost of revenue	(97,122)	(61,906)	(32,998)
Other revenue [Member] | Operating Segments [Member]
Reportable segment revenue:
Revenue from external customers	154,431	101,815	24,643
Less: Segment cost of revenue	186,256	(116,200)	(32,998)
Segment gross profit (loss)	(31,825)	(14,385)	$ (8,355)
Other revenue [Member] | Intersegment Eliminations [Member]
Reportable segment revenue:
Revenue from external customers	$ 127,052	$ 64,856